Document and Entity Information	Feb. 04, 2022
Document And Entity Information [Line Items]
Amendment Flag	true
Entity Central Index Key	0001832351
Document Type	8-K/A
Document Period End Date	Feb. 04, 2022
Entity Registrant Name	Fast Radius, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40032
Entity Tax Identification Number	85-3692788
Entity Address, Address Line One	113 N. May Street
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60607
City Area Code	(888)
Local Phone Number	787-1629
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This Amendment No. 2 on Form 8-K/A (“Amendment No. 2”) amends the Current Report on Form 8-K of Fast Radius Inc., a Delaware corporation (formerly named ECP Environmental Growth Opportunities Corp. (“ENNV”)) (the “Company”), filed on February 10, 2022 (the “Original Report”), as amended by that certain Amendment No. 1 to the Original Report, filed on Form 8-K/A on March 30, 2022 (“Amendment No. 1”), in which the Company reported, among other events, the completion of the Business Combination (as defined in the Original Report) between the Company and Fast Radius Operations, Inc., a Delaware corporation (formerly named Fast Radius, Inc.) (“Legacy Fast Radius”), on February 4, 2022 (the “Closing Date”). This Amendment No. 2 is being filed in order to include revised unaudited pro forma condensed combined financial information for the Company and Legacy Fast Radius as of and for the nine months ended September 30, 2021 (the “September Pro Formas”) solely to reflect Legacy Fast Radius’ restated unaudited financial statements for the nine months ended September 30, 2021 included as part of Legacy Fast Radius’ audited financial statements included as Exhibit 99.1 to Amendment No. 1 (the “Restated Financials”). The September Pro Formas have only been updated to reflect the effect of the Restated Financials. The September Pro Formas otherwise represent management’s estimates based on information available as of the date of the Original Report. Please refer to Note 16 of the audited financial statements of Legacy Fast Radius included in Exhibit 99.1 to Amendment No. 1 for additional information about the Restated Financials. The unaudited pro forma condensed combined statement of operations for the year ended December 31, 2020 included in Exhibit 99.3 attached hereto has not been updated since the Original Report. Immediately following the filing of the Form 10-K (as defined below), the Company will amend the pro forma financial statements provided under Item 9.01(b) in this Amendment No. 2 to include the unaudited pro forma condensed combined statement of operations of the Company and Legacy Fast Radius for the year ended December 31, 2021 and the unaudited pro forma condensed combined balance sheet of the Company and Legacy Fast Radius as of December 31, 2021 (the “December Pro Formas”). The December Pro Formas may include additional adjustments as a result of additional information and analyses that will be performed after the date of the Original Report. The Company has filed a notification of late filing on Form 12b-25 with the Securities and Exchange Commission (the “SEC”) with respect to its Annual Report on Form 10-K for the fiscal year ended December 31, 2021 (the “Form 10-K”) because the Company has experienced unexpected delays in its completion of the audit of ENNV’s financial statements and related disclosures for the year ended December 31, 2021 due to the timing of the Business Combination and the substantial amount of internal resources required in connection therewith. The Company expects to file the Form 10-K as soon as practicable within the extension period provided by Rule 12b-25. As a result, the Company requires additional time to finalize ENNV’s financial statements and related disclosures to be filed as part of the Form 10-K, which is necessary for completion of the December Pro Formas. Except as set forth herein, this Amendment No. 2 does not amend any other item of the Original Report (as amended by Amendment No. 1) or purport to provide an update or a discussion of any developments at the Company or its subsidiaries subsequent to the filing date of the Original Report. The information previously reported in or filed with the Original Report and Amendment No. 1 is hereby incorporated by reference to this Amendment No. 2.
Class A Common Stock Par Value 0.0001 Per Share 1 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	FSRD
Security Exchange Name	NASDAQ
Warrants Each Whole Warrant Exercisable For One Share Of Class A Common Stock At An Exercise Price Of 11.50 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each whole warrant exercisable for one share of common stock at an exercise price of $11.50 per share
Trading Symbol	FSRDW
Security Exchange Name	NASDAQ